INCOME TAXES - Summary of current and deferred components of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ (8,744)		¥ (1,906)	¥ (1)
Deferred tax benefits/(expenses)	(1,913)		17,611	(40,948)
Income tax benefits/(expenses)	¥ (10,657)	$ (1,501)	¥ 15,705	¥ (40,949)